Share-based Compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation cost
Share-based Compensation Expense	¥ 3,041,492	¥ 2,663,489	¥ 2,404,089
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	833,389	794,855	758,810
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	118,611	102,300	84,920
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	1,105,547	929,013	797,120
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	¥ 983,945	¥ 837,321	¥ 763,239